Formation and Business of the Company	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Formation and Business of the Company
1.	Formation and Business of the Company
Tivic Health Systems, Inc. (the “Company”), was incorporated in the state of California on September 22, 2016, for the purpose of developing and commercializing bioelectronic medicine to provide drug-free treatment alternatives for various diseases directly to consumers. The Company is headquartered in Hayward, California. The Company’s first commercial product, ClearUP, is an
FDA-approved
medical device for the treatment of sinus inflammation and congestion, which the Company currently sells directly to consumers on various
e-commerce
platforms and through retail channels.
On June 7, 2021, the Company reincorporated as a Delaware corporation, which included establishment of $0.0001 par value for the Company’s convertible
 preferred stock and common stock. The financial statements have been retroactively adjusted as if the change in corporation status occurred on January 1, 2020.
The Company has experienced losses and negative cash flows from operations. During the three and six months ended June 30, 2022, the Company incurred a net loss of $3.0 million and $5.3 million, respectively. At June 30, 2022, the Company had an accumulated deficit of $24.8 million. Cash and cash equivalents at June 30, 2022 were $9.0 million. Management expects to incur substantial additional operating losses for at least the next two years to expand its ClearUP markets, continue its research and development programs and potentially launch new commercial products. The Company believes it has adequate cash and financial resources to operate for at least the next twelve months from the date of issuance of these financial statements.
Our future capital requirements will depend upon many factors, including, without limitation, progress with developing, manufacturing and marketing our technologies, the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights, our ability to establish collaborative arrangements, marketing activities and competing technological and market developments, including regulatory changes and overall economic conditions in our target markets. Our ability to generate revenue and achieve profitability requires us to successfully market and secure purchase orders for our products and services from customers currently identified in our sales pipeline as well as new customers. We also will be required to efficiently manufacture and deliver equipment on those purchase orders. These activities, including our planned research and development efforts, will require significant uses of working capital. There can be no assurance that we will generate revenue and cash as expected in our current business plan. We may seek additional funds through equity or debt offerings and/or borrowings under notes payable, lines of credit or other sources. We do not know whether additional financing will be available on commercially acceptable terms, or at all, when needed. If adequate funds are not available or are not available on commercially acceptable terms, our ability to fund our operations, support the growth of our business or otherwise respond to competitive pressures could be significantly delayed or limited, which could materially adversely affect our business, financial conditions, or results of operations.

1.	Formation and Business of the Company
Tivic Health Systems, Inc. (the “Company”), was incorporated in the state of California on September 22, 2016 for the purpose of developing and commercializing microcurrent therapy solutions to address inflammation. The Company’s primary product, ClearUP, is a medical device intended to relieve sinus and nasal inflammation. The Company is headquartered in Hayward, California.
Effective as of June 7, 2021, the Company reincorporated as a Delaware corporation, which included establishment of $0.0001 par value for convertible
preferred stock and common stock. The financial statements have been retroactively adjusted as if the change in corporation status occurred on January 1, 2020.
The Company has experienced losses and negative cash flows from operations. During the year ended December 31, 2021, the Company incurred a net loss of $8,494 and used $5,612 of cash for operations. At December 31, 2021, the Company had an accumulated deficit of $19,546. Cash and cash equivalents at December 31, 2021 were $12,975. Management expects to incur substantial additional operating losses for at least the next two years to expand its markets, complete development of new products, obtain regulatory approvals, launch and commercialize our products and continue research and development programs. The Company believes it has adequate cash and financial resources to operate for at least the next twelve months from the date of issuance of these financial statements.
Our future capital requirements will depend upon many factors, including without limitation progress with developing, manufacturing and marketing our technologies, the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights, our ability to establish collaborative arrangements, marketing activities and competing technological and market developments, including regulatory changes and overall economic conditions in our target markets. Our ability to generate revenue and achieve profitability requires us to successfully market and secure purchase orders for our products and services from customers currently identified in our sales pipeline as well as new customers. We also will be required to efficiently manufacture and deliver equipment on those purchase orders. These activities, including our planned research and development efforts, will require significant uses of working capital. There can be no assurance that we will generate revenue and cash as expected in our current business plan. We may seek additional funds through equity or debt offerings and/or borrowings under additional notes payable, lines of credit or other sources. We do not know whether additional financing will be available on commercially acceptable terms or at all, when needed. If adequate funds are not available or are not available on commercially acceptable terms, our ability to fund our operations, support the growth of our business or otherwise respond to competitive pressures could be significantly delayed or limited, which could materially adversely affect our business, financial conditions, or results of operations.